Annual Fund Operating Expenses - Nationwide Fund	Mar. 01, 2021
Class A Shares
Operating Expenses:
Management Fees	0.53%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.14%
Total Annual Fund Operating Expenses	0.92%
Amount of Fee Waiver/Expense Reimbursement	(0.04%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	0.88%
Class C Shares
Operating Expenses:
Management Fees	0.53%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.19%
Total Annual Fund Operating Expenses	1.72%
Amount of Fee Waiver/Expense Reimbursement	(0.04%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	1.68%
Class R Shares
Operating Expenses:
Management Fees	0.53%
Distribution and/or Service (12b-1) Fees	0.50%
Other Expenses	0.35%
Total Annual Fund Operating Expenses	1.38%
Amount of Fee Waiver/Expense Reimbursement	(0.04%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	1.34%
Class R6 Shares
Operating Expenses:
Management Fees	0.53%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.10%
Total Annual Fund Operating Expenses	0.63%
Amount of Fee Waiver/Expense Reimbursement	(0.04%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	0.59%
Institutional Service Class Shares
Operating Expenses:
Management Fees	0.53%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.18%
Total Annual Fund Operating Expenses	0.71%
Amount of Fee Waiver/Expense Reimbursement	(0.04%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	0.67%

[1]	Nationwide Mutual Funds (the “Trust”) and Nationwide Fund Advisors (the “Adviser”) have entered into a written contract waiving 0.045% of the management fee to which the Adviser would otherwise be entitled until February 28, 2022. Pursuant to the terms of the written contract, the Adviser is not entitled to recoup any fees it has waived. The written contract may be changed or eliminated only with consent of the Board of Trustees of the Trust.